Stock-Based Compensation - Employee Stock Purchase Plan (Details) - USD ($)		3 Months Ended
	May 18, 2016	Mar. 31, 2017	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 332,219	$ 937,308
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value on the lower of first day or last day of the offering period at which employees may purchase stock under the ESPP	85.00%
Maximum portion of earnings that employee may contribute to ESPP	15.00%
Maximum annual amount of fair market value of the Company's common stock that a participant may accrue the rights to purchase	$ 25,000
Maximum automatic increase in the number of shares authorized for issuance	500,000
Maximum increase in shares that may automatically increase at the first of the year as a percentage of the outstanding capital stock at the end of the preceding calendar year	1.00%
Shares remaining for future issuance	500,000	574,341
Stock-based compensation expense		$ 35,613